T. ROWE PRICE Spectrum Income Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
12/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
9/30/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 85.7%
T. Rowe Price Funds:
High Yield Fund  1,111,794 92,658 89,573 169,314,500 915,992
New Income Fund  1,176,631 36,879 215,906 103,823,631 830,589
Emerging Markets Bond Fund  565,979 102,250 24,924 61,526,227 478,674
GNMA Fund  528,571 16,914 36,737 55,575,747 440,716
Floating Rate Fund  531,048 65,926 151,310 47,378,505 422,616
International Bond Fund (USD
Hedged)  389,322 71,494 25,796 44,428,773 381,643
U.S. Treasury Long-Term Index
Fund  205,062 176,526 18,625 34,334,218 279,137
Dynamic Global Bond Fund  291,370 16,410 47,978 27,403,041 273,756
Corporate Income Fund  352,389 12,753 47,170 33,202,986 252,011
International Bond Fund  373,953 12,994 90,952 33,574,066 222,260
Emerging Markets Local
Currency Bond Fund  270,114 17,394 12,017 50,160,788 218,200
Short-Term Bond Fund  212,530 7,361 27,062 40,301,205 180,146
Limited Duration Inflation
Focused Bond Fund  218,797 3,029 96,179 24,053,117 119,063
U.S. Treasury Intermediate Index
Fund  531 5 – 89,984 462
Total Bond Mutual Funds (Cost $5,729,302) 5,015,265
EQUITY MUTUAL FUNDS 10.4%
T. Rowe Price Funds:
Equity Income Fund  828,138 25,802 107,765 20,024,097 609,133
Total Equity Mutual Funds (Cost $339,309) 609,133
SHORT-TERM INVESTMENTS 4.0%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
3.08% (2) 148,829 319,748 236,342 232,235,409 232,235
Total Short-Term Investments (Cost $232,235) 232,235
Total Investments in Securities 100.1%
(Cost $6,300,846) $ 5,856,633
Other Assets Less Liabilities (0.1)% (3,681)
Net Assets 100.0% $ 5,852,952
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Seven-day yield
T. ROWE PRICE Spectrum Income Fund

T. ROWE PRICE Spectrum Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Corporate Income Fund  $ (5,018) $ (65,961) $ 7,500
Dynamic Global Bond Fund  (209) 13,954 6,603
Emerging Markets Bond Fund  (5,877) (164,631) 22,461
Emerging Markets Local Currency Bond Fund  (2,356) (57,291) 11,562
Equity Income Fund  26,290 (137,042) 13,237
Floating Rate Fund  (13,051) (23,048) 19,708
GNMA Fund  (3,192) (68,032) 7,912
High Yield Fund  (4,571) (198,887) 46,296
International Bond Fund  (18,491) (73,735) 5,875
International Bond Fund (USD Hedged)  (1,763) (53,377) 7,231
Limited Duration Inflation Focused Bond Fund  (1,997) (6,584) —
New Income Fund  (15,656) (167,015) 17,654
Short-Term Bond Fund  (552) (12,683) 2,968
U.S. Treasury Intermediate Index Fund  — (74) 5
U.S. Treasury Long-Term Index Fund  (6,927) (83,826) 5,119
U.S. Treasury Money Fund, 3.08% — — 1,572
Totals $ (53,370)# $ (1,098,232) $ 175,703+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $175,703 of income distributions from underlying Price Funds.

T. ROWE PRICE Spectrum Income Fund
Unaudited
Notes to Portfolio of Investments
3
T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks;
establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Income Fund

Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On September 30, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F88-054Q3 09/22